Capital Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Capital Stock [Abstract]
Capital Stock
21	Capital Stock

Common stock capital

On December 28, 2023, the Company consummated a Business Combination which was accounted for as a Reverse Recapitalization (refer to Note 3 for additional information). The Company had 220,000,000 shares of Zoomcar, Inc. Common Stock authorized for issuance prior to the closing of the Reverse Recapitalization. Pursuant to the Company’s restated certificate of incorporation, the Company is authorized to issue 260,000,000 shares of capital stock, consisting of (a) 250,000,000 shares of Common Stock with a par value of $0.0001 per share, and (b) 10,000,000 shares of preferred stock with a par value of $0.0001 per share.

As a result of the Reverse Recapitalization, 16,987,064 shares of Zoomcar, Inc. Common Stock, were converted into shares of the Company’s Common Stock at an Exchange Ratio of 0.0284. The holders of Common Stock are entitled to one vote per share on all matters submitted to the stockholders for their vote or approval. On all matters to be voted upon, holders of Common Stock and holders of Preferred Stock will vote together as a single class on all matters submitted to the stockholders for their vote or approval.

As on the Closing date, a) 27,327,481 shares were issued at an exchange ratio of 0.0284 in exchange for 16,987,064 shares of common stock and 112,660,583 shares of Preferred Stock of Zoomcar, Inc. Also, 9,192,377 shares of the Company were issued at a conversion ratio of 1:1 in exchange for 9,192,377 shares of the SPAC, b) 1,071,506 common shares were issued to Mohan Ananda against Ananda Note having outstanding principal and interest amount of $10,715,068 c) 1,666,666 new common shares were issued to Mohan Ananda in exchange for cash consideration of $ 5,000,000 and d) 3,617,333 shares of common stock were issued to vendors as compensation for services received by Zoomcar, Inc.

The Original Earnout Terms were modified pursuant to the terms and provisions set forth in the Post-Closing Amendment, effective immediately upon the adoption of the Post- Closing Amendment on December 29, 2023 resulting in distribution of 19,999,407 shares of common stock to the holders of common stock, preferred stock and holders of Senior Subordinated Convertible Promissory Notes of Zoomcar, Inc. as it became distributable to stockholders in accordance with the terms of the Merger Agreement.

The holders of the Common Stock are entitled to receive dividends out of funds legally available therefore at such times and in such amounts as the Board of Directors may determine in its sole discretion. In the event of liquidation, dissolution, distribution of assets or winding up of the Company, whether voluntary or involuntary, after the payment or provision for payment of all debts and liabilities of the Company and any and all preferential amounts to which the holders of the Preferred Stock are entitled with respect to the distribution of the net assets of the Company in liquidation, the holders of Common Stock shall be entitled to share ratably in the remaining net assets of the Company available for distribution.

20	Capital Stock

Common stock capital

The Company’s authorized common stock consists of 220,000,000 shares with par value of $0.0001 per share. Common stock is entitled to one vote per share. The holders of the common stock are entitled to receive dividends out of available profits only when, (i) such dividends are declared by the Board of Directors, and (ii) dividends are paid or declared and set aside for payment to the holders of preferred stock. In the event of liquidation, dissolution, distribution of assets or winding up of the Company, the holders of common stock have right to receive all the assets of the Company after the rights of the holders of the preferred stock, if any, have been satisfied.

Contributed capital

On January 31, 2022, the Company issued 2,029 equity shares at issue price of $29.56 to XTO10X Technologies Pte Ltd towards legal and professional fees incurred in Zoomcar India Private Limited amounting to $60,000. This has been considered as contributed capital by the Company.